Expense by nature	6 Months Ended
Jun. 30, 2020
Disclosure Expense By Nature [Abstract]
Expense by nature
9	Expense by nature

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Service costs (note i)	6,878	8,116
Advertising agency fees	91	162
Employee benefits expenses	1,212	1,3 66
Promotion and advertising expenses	753	948
Notes:

(i)	Service costs mainly comprised licensing costs, revenue sharing fees paid to content creators and content delivery costs relating primarily to servers, cloud services and bandwidth costs.

(ii)
During the six months ended June 30, 2019 and 2020, the Group incurred research and development expenses of approximately RMB486 million and RMB685 million, respectively, which comprised employee benefits expenses of RMB443 million and RMB611 million, respectively.

No significant development expenses had been capitalized for the six months ended June 30, 2019 and 2020.